Impairment of Non-Financial Assets, Impairment of Non-Current Assets (Excluding Goodwill) (Details) - AUD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024		Jun. 30, 2023		Aug. 27, 2021
Impairment of non-current assets excluding goodwill [Abstract]
Impairment and write down of non-financial assets	[1]	$ (271,310)	$ (17,066)	[2]	$ 0	[2]
Discount rate		10.00%	8.00%
North American Lithium Inc. [Member]
Impairment of non-current assets excluding goodwill [Abstract]
Percentage of issued capital acquired							100.00%
Impairment and write down of non-financial assets		$ 271,300	$ 0		$ 0
Recoverable amount		$ 156,700
Discount rate		10.00%

[1]	The total impairment and write down of $271.3 million for the year ended 30 June 2025 relates to North American Lithium. The total impairment and write down of $17.1 million for the year ended 30 June 2024 relates to the Australian operations ($5.9 million), Corporate ($5.1 million), Vallée Lithium Project ($4.0 million), and various other individually immaterial projects ($2.1 million).
[2]	Refer to Note 32 for details on restatement of prior period comparatives.